OTHER (GAINS) AND LOSSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Impairment of non-financial assets	$ 0.0	$ 103.5
Net gain on foreign currency exchange differences	(0.9)	(17.2)
Cloud computing transition adjustment (Note 5)	13.4	0.0
Remeasurement of royalty obligations	(23.8)	(12.7)
Remeasurement of contingent consideration arising on business combinations	(11.4)	0.0
Other	(14.3)	18.1
Other (gains) and losses	$ (37.0)	$ 91.7